ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 27, 2013
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE B

ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of accumulated other comprehensive loss are as follows:

(in thousands)	Foreign Currency Translation	Pension & Other Benefits	Deferred Gain (Loss) – Hedging	Accumulated Other Comprehensive Loss
Balance at October 31, 2010	$8,849	$(205,243)	$20,484	$(175,910)
Unrecognized gains (losses):
Gross	843	(15,115)	39,480	25,208
Tax effect	–	5,534	(14,895)	(9,361)
Reclassification into net earnings:
Gross	–	20,363	(45,103)	(24,740)
Tax effect	–	(7,722)	17,042	9,320
Net of tax amount	843	3,060	(3,476)	427
Balance at October 30, 2011	$9,692	$(202,183)	$17,008	$(175,483)
Unrecognized gains (losses):
Gross	2,723	(248,434)	10,261	(235,450)
Tax effect	–	93,580	(3,888)	89,692
Reclassification into net earnings:
Gross	–	18,609	(22,319)	(3,710)
Tax effect	–	(7,037)	8,419	1,382
Net of tax amount	2,723	(143,282)	(7,527)	(148,086)
Balance at October 28, 2012	$12,415	$(345,465)	$9,481	$(323,569)
Unrecognized gains (losses):
Gross	(3,024)	273,408	(18,329)	252,055
Tax effect	–	(102,846)	6,898	(95,948)
Reclassification into net earnings:
Gross	–	35,327	(5,871)	29,456
Tax effect	–	(13,425)	2,217	(11,208)
Net of tax amount	(3,024)	192,464	(15,085)	174,355
Balance at October 27, 2013	$9,391	$(153,001)	$(5,604)	$(149,214)